Restatement of Previously Issued Audited and Unaudited Financial Statements - Summary of restatement of cash flows (Detail) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Restatement [Line Items]
Net (loss) income	$ (51,404,000)			$ (6,033,000)
Net cash used in operating activities	(15,948,000)			(5,191,000)
Net cash provided by (used in) investing activities	(163,324,000)			7,233,000
Net cash provided by financing activities	$ 239,945,000			30,335,000
As Previously Reported
Restatement [Line Items]
Net (loss) income		$ (2,256,772)	$ (86,776)	1,334,022	$ 436,045	$ 1,247,246	$ 419,439	$ (1,009,526)	$ 1,147,262	$ (3,049,014)
Adjustments to reconcile net loss to net cash used in operating activities				(1,580,805)		(1,617,663)	(885,983)	(1,698,895)	(1,857,342)	(1,742,713)
Net cash used in operating activities				(28,639)		(124,809)	(207,200)	(577,740)	(241,682)	(777,074)
Net cash provided by (used in) investing activities							(201,250,000)	325,000	(201,250,000)	325,000
Net cash provided by financing activities							203,238,700		203,002,023
Net change in cash				(28,639)		(124,809)	1,781,500	(252,740)	1,510,341	(452,074)
Non-cash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption				1,334,030		1,247,250	190,864,210	(1,009,520)	191,592,030	(3,049,010)
Restatement Adjustment
Restatement [Line Items]
Net (loss) income		(17,522,107)	(3,050,354)	(980,471)	4,411,446	(4,030,825)	4,411,446	(21,552,932)	4,902,616	(37,221,917)
Adjustments to reconcile net loss to net cash used in operating activities				980,471		4,030,825	(4,411,446)	21,552,932	(4,902,616)	37,221,917
Non-cash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption				(980,480)		(4,030,830)	(10,840,590)	(21,552,940)	(10,349,410)	(37,221,920)
Initial fair value of warrant liability					(15,852,708)		(15,852,708)		(15,852,708)
As Restated
Restatement [Line Items]
Net (loss) income		$ (19,778,879)	$ (3,137,130)	353,551	4,847,491	(2,783,579)	4,830,885	(22,562,458)	6,049,878	(40,270,931)
Adjustments to reconcile net loss to net cash used in operating activities				(600,334)		2,413,162	(5,297,429)	19,854,037	(6,759,958)	35,479,204
Net cash used in operating activities				(28,639)		(124,809)	(207,200)	(577,740)	(241,682)	(777,074)
Net cash provided by (used in) investing activities							(201,250,000)	325,000	(201,250,000)	325,000
Net cash provided by financing activities							203,238,700		203,002,023
Net change in cash				(28,639)		(124,809)	1,781,500	(252,740)	1,510,341	(452,074)
Non-cash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption				$ 353,550		$ (2,783,580)	180,023,620	$ (22,562,460)	181,242,620	$ (40,270,930)
Initial fair value of warrant liability					$ (15,852,708)		$ (15,852,708)		$ (15,852,708)